DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Operating Results from Discontinued Operations Included in Consolidated Statements from Operations

Summarized 2010 operating results from discontinued operations included in the Company’s consolidated statements of operations are as follows:

Years Ended December 31,
2010
RMB
Net revenues	19,271

Income before income taxes	1,410
Loss from disposal of the discontinued component	(1,808)
Income tax benefit	—

Loss from discontinued operations, net of tax	(398)
Non-controlling interest in discontinued operations	—

Loss from discontinued operations	(398)

Loss per share from discontinued operations -basic	(0.01)

Loss per share from discontinued operations -diluted	(0.01)